Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

CLASS A SHARES (TICKER TLRAX)

SUPPLEMENT TO statutory and summary prospectuses DATED january 31, 2011

The Federated Total Return Bond Fund (“Fund”) is entering into an Agreement and Plan of Reorganization (“Agreement”) pursuant to which the Fund would acquire substantially all of the assets of High Grade Bond Portfolio, a portfolio of EquiTrust Series Fund, Inc., in exchange for Class A Shares and Institutional Shares of the Fund, which will be distributed pro rata by High Grade Bond Portfolio to its holders of its Class A Shares and Class B Shares, and its holders of its Class I Shares, respectively, (“Acquired Fund Shareholders”) in complete liquidation and termination of High Grade Bond Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the January 31, 2012, date in the definition of “Termination Date” in the footnote to the Table in the section entitled “Risk/Return Summary: Fees and Expenses” shall be deemed changed to May 31, 2012, with respect to the Class A Shares of the Fund only.

May 16, 2011

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450867 (5/11)

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES (TICKER FTRBX)

SUPPLEMENT TO statutory and summary prospectuses
DATED january 31, 2011

The Federated Total Return Bond Fund (“Fund”) is entering into an Agreement and Plan of Reorganization (“Agreement”) pursuant to which the Fund would acquire substantially all of the assets of High Grade Bond Portfolio, a portfolio of EquiTrust Series Fund, Inc., in exchange for Class A Shares and Institutional Shares of the Fund, which will be distributed pro rata by High Grade Bond Portfolio to its holders of its Class A Shares and Class B Shares, and its holders of its Class I Shares, respectively, (“Acquired Fund Shareholders”) in complete liquidation and termination of High Grade Bond Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the January 31, 2012, date in the definition of “Termination Date” in the footnote to the Table in the section entitled “Risk/Return Summary: Fees and Expenses” shall be deemed changed to May 31, 2012, with respect to the Institutional Shares of the Fund.

May 16, 2011

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450868 (5/11)